Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,320,738.87
Total Fee Amount	1,839.59
Total Offset Amount	0.00
Net Fee	$ 1,839.59
Offering Table N/A
Offset Table N/A	N/A